WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.1%
	ARGENTINA — 3.2%
5,090	Globant S.A.*	$1,007,057
	AUSTRALIA — 4.4%
3,770	Atlassian Corp. - Class A*	759,693
173,060	Steadfast Group Ltd.	627,569
		1,387,262
	BELGIUM — 3.1%
5,890	D'ieteren Group	995,677
	BRAZIL — 1.5%
66,000	NU Holdings Ltd. - Class A*	478,500
	CANADA — 6.9%
345	Constellation Software, Inc./Canada	712,217
40,470	PrairieSky Royalty Ltd.	743,673
5,570	TFI International, Inc.	715,329
		2,171,219
	CHINA — 2.7%
88,500	Shenzhou International Group Holdings Ltd.	847,593
	CYPRUS — 0.0%
3,700	TCS Group Holding PLC - GDR*,1	—
	DENMARK — 2.3%
8,100	Novo Nordisk A.S. - Class B	739,328
	FAROE ISLANDS — 1.8%
11,160	Bakkafrost P/F	571,214
	FRANCE — 4.8%
10,510	Edenred S.E.	658,667
7,100	Gaztransport Et Technigaz S.A.	874,458
		1,533,125
	GERMANY — 3.1%
14,250	Scout24 S.E.	989,169
	INDIA — 1.6%
11,390	Divi's Laboratories Ltd.	516,430

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 7.8%
3,300	Flutter Entertainment PLC*	$539,129
9,550	Ryanair Holdings PLC - ADR*	928,355
4,580	STERIS PLC	1,004,944
		2,472,428
	ITALY — 4.8%
64,020	Davide Campari-Milano N.V.	755,665
12,980	Moncler S.p.A.	755,828
		1,511,493
	JAPAN — 11.5%
19,110	BayCurrent Consulting, Inc.	639,131
6,120	Disco Corp.	1,129,481
8,728	GMO Payment Gateway, Inc.	477,575
24,900	Kobe Bussan Co., Ltd.	584,177
5,120	Lasertec Corp.	797,259
		3,627,623
	MEXICO — 4.5%
6,440	Fomento Economico Mexicano S.A.B. de C.V. - ADR	702,926
67,980	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	737,784
		1,440,710
	NETHERLANDS — 5.7%
430	Adyen N.V.*	320,807
2,160	ASM International N.V.	907,707
8,130	Euronext N.V.	567,269
		1,795,783
	NORWAY — 1.3%
284,040	AutoStore Holdings Ltd.*	401,895
	RUSSIA — 0.0%
9,200	Yandex N.V. - Class A*,1	—
	SOUTH KOREA — 1.6%
29,500	Coupang, Inc.*	501,500
	SPAIN — 1.6%
8,260	Amadeus IT Group S.A.	500,193
	SWEDEN — 4.1%
6,700	Evolution A.B.	678,487

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
12,120	Saab A.B. - Class B	$617,670
		1,296,157
	SWITZERLAND — 4.9%
5,830	Bachem Holding A.G.	433,078
527	Mettler-Toledo International, Inc.*	583,953
2,070	Sika A.G.	527,111
		1,544,142
	UNITED KINGDOM — 8.9%
31,300	3i Group PLC	791,665
26,820	Compass Group PLC	654,466
24,290	Halma PLC	574,502
89,950	Howden Joinery Group PLC	808,189
		2,828,822
	TOTAL COMMON STOCKS
	(Cost $28,746,929)	29,157,320
	WARRANTS — 0.0%
	CANADA — 0.0%
	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 6.3%
1,989,378	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[2]	1,989,378
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,989,378)	1,989,378
	TOTAL INVESTMENTS — 98.4%
	(Cost $30,736,307)	31,146,698
	Other Assets in Excess of Liabilities — 1.6%	491,397
	TOTAL NET ASSETS — 100.0%	$31,638,095

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.